UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2010
                                                     ----------------

Check here if Amendment [  ];       Amendment Number:
                                                     -----

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                -------------------------------------------------------------
Address:        21 Custom House Street, Suite 240
                -------------------------------------------------------------
                Boston, MA  02110
                -------------------------------------------------------------


Form 13F File Number:         28-06155
                              ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           John Barnett
                -----------------------------------------------------------
Title:          Chief Compliance Officer
                -----------------------------------------------------------
Phone:          617.757.7609
                -----------------------------------------------------------

Signature, Place and Date of Signing:


                                       Boston, MA           April , 2010
---------------------------------    ----------------     -----------------
          [Signature]                  [City, State]           [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  156
                                                 --------------------
Form 13F Information Table Value Total:               $226,994
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




                                                                  FORM 13F INFORMATION TABLE
                                 TITLE OF                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER             CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL         DSCRETN   MANAGERS SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------- ----
ATMI Inc.                        COM        00207r101      411     21270.00   SH            SOLE              21270.00
Acco Brands Corp.                COM        00081T108     1378    179860.00   SH            SOLE             179745.00
Actividentity Corp               COM        00506P103     3148   1108500.00   SH            SOLE            1108110.00
Aes Corp Com                     COM        00130H105      323     29325.00   SH            SOLE              29325.00
Airtran Hldgs Inc                COM        00949P108     1035    203653.00   SH            SOLE             203568.00
Akamai Technologies              COM        00971T101     2629     83685.00   SH            SOLE              83635.00
Albemarle Corp                   COM        012653101      541     12695.00   SH            SOLE              12695.00
Amedisys Inc.                    COM        023436108     2630     47625.00   SH            SOLE              47595.00
American Coml Lines Inc          COM        025195405     1364     54357.00   SH            SOLE              54322.00
American Railcar Inds            COM        02916P103      251     20635.00   SH            SOLE              20635.00
Analogic Corp New                COM        032657207     3278     76705.01   SH            SOLE              76670.01
Arena Resources Inc.             COM        040049108     2364     70770.00   SH            SOLE              70725.00
Ariad Pharmaceuticals Inc        COM        04033a100     2478    728828.00   SH            SOLE             728588.00
Arrow Electronics                COM        042735100      502     16665.00   SH            SOLE              16665.00
Ascent Media Corp Com Ser A      COM        043632108     1053     38640.00   SH            SOLE              38615.00
Ashford Hospitality Trust        COM        044103109      669     93290.00   SH            SOLE              93290.00
BTU International                COM        056032105     1855    303634.00   SH            SOLE             303424.00
Bank Of Amer Corp                COM        060505104      244     13695.00   SH            SOLE              13695.00
Barnes Group Inc.                COM        067806109      395     20305.00   SH            SOLE              20305.00
Beacon Roofing Supply Inc        COM        073685109     3200    167288.00   SH            SOLE             167193.00
Belden Inc                       COM        077454106      422     15365.00   SH            SOLE              15365.00
Berkshire Hills Bancorp Inc      COM        084680107     2109    115039.00   SH            SOLE             114974.00
Berry Petroleum Co.              COM        085789105      216      7670.00   SH            SOLE               7670.00
Boston Privt Finl Hldg Com       COM        101119105     1241    168324.00   SH            SOLE             168209.00
Bristol Myers Squibb             COM        110122108      343     12832.00   SH            SOLE              12832.00
Bronco Drilling Co Inc           COM        112211107      660    140450.00   SH            SOLE             140360.00
C&d Technologies Inc             COM        124661109      734    459034.00   SH            SOLE             458734.00
CVR Energy Inc                   COM        12662p108      404     46150.00   SH            SOLE              46150.00
Cache Inc.                       COM        127150308     2287    414977.00   SH            SOLE             414777.00
Carter Inc.                      COM        146229109     3621    120086.00   SH            SOLE             120011.00
Ce Franklin Ltd Com              COM        125151100      367     54025.00   SH            SOLE              54025.00
Celsion Corp                     COM        15117n305      245     56640.00   SH            SOLE              56640.00
Cenveo Inc.                      COM        15670s105      660     76260.00   SH            SOLE              76260.00
Chiquita Brands Inc.             COM        170032809     2525    160519.00   SH            SOLE             160439.00
Citigroup                        COM        172967101       51     12495.00   SH            SOLE              12495.00
Commercial Vehicle Group         COM        202608105      424     59320.00   SH            SOLE              59320.00
Commscope, Inc.                  COM        203372107      306     10910.00   SH            SOLE              10910.00
Comverge Inc.                    COM        205859101      679     60000.00   SH            SOLE              59950.00
Cytec Industries                 COM        232820100      418      8945.00   SH            SOLE               8945.00
Cytokinetics Inc.                COM        23282w100     1183    369678.00   SH            SOLE             369448.00
Danka Business Sys Plc Sponsor   COM        236277109       42    510091.00   SH            SOLE             510091.00
Darling International            COM        237266101      974    108695.00   SH            SOLE             108625.00
Denbury Resources Inc.           COM        247916208      246     14565.00   SH            SOLE              14565.00
Diana Shipping Inc.              COM        y2066g104     2535    167665.00   SH            SOLE             167580.00
Digital River Inc.               COM        25388b104     1604     52940.00   SH            SOLE              52910.00
Dolan Media Company              COM        25659p402     1934    177930.00   SH            SOLE             177860.00
Durect Corp                      COM        266605104     5791   1923767.00   SH            SOLE            1922757.00
Dycom Industries                 COM        267475101     1477    168467.00   SH            SOLE             168377.00
Dynegy Inc Del                   COM        26817G102      859    681705.00   SH            SOLE             681445.00
Ems Technologies Inc             COM        26873N108     2508    151067.00   SH            SOLE             150987.00
Esterline Corp.                  COM        297425100      357      7225.00   SH            SOLE               7225.00
Exxon Mobil Corp                 COM        30231G102      954     14236.00   SH            SOLE              14236.00
FTI Consulting Inc.              COM        302941109      580     14750.00   SH            SOLE              14750.00
Ferro Corp                       COM        315405100      435     49500.00   SH            SOLE              49500.00
First Mercury Finl Com           COM        320841109     1535    117798.00   SH            SOLE             117718.00
Flanders Corp.                   COM        338494107     1481    389628.00   SH            SOLE             389393.00
Freightcar America Inc.          COM        357023100     1017     42075.34   SH            SOLE              42050.34
Frontier Oil Corp.               COM        35914P105     2362    174987.00   SH            SOLE             174897.00
General Electric                 COM        369604103      561     30846.00   SH            SOLE              30846.00
Global Industries LTD            COM        379336100      482     75005.00   SH            SOLE              75005.00
Goodyear Tire & Rubr Co          COM        382550101      341     26950.00   SH            SOLE              26950.00
Group 1 Automotive               COM        398905109      477     14975.00   SH            SOLE              14975.00
Hanover Insurance Group Inc      COM        410867105     2951     67661.00   SH            SOLE              67636.00
Hewlett Packard                  COM        428236103      858     16144.00   SH            SOLE              16144.00
Hudson Highland Group Inc        COM        443792106      972    221874.00   SH            SOLE             221729.00
Ico Hldgs Inc                    COM        449293109     3926    485862.00   SH            SOLE             485547.00
Insteel Industries Inc.          COM        45774w108      441     41290.00   SH            SOLE              41290.00
Interline Brands Inc.            COM        458743101      344     17985.00   SH            SOLE              17985.00
International Coal Group Inc     COM        45928H106     2532    553956.00   SH            SOLE             553696.00
Intl Business Machines           COM        459200101     1096      8546.00   SH            SOLE               8546.00
Jarden Corp.                     COM        471109108     1002     30105.00   SH            SOLE              30105.00
Jos A Bank Clothiers Inc         COM        480838101     4768     87129.00   SH            SOLE              87074.00
Kenexa Corp Com                  COM        488879107     2293    166790.00   SH            SOLE             166685.00
Knoll Inc.                       COM        498904200      307     27315.00   SH            SOLE              27315.00
Kona Grill Inc                   COM        50047H201      738    190987.00   SH            SOLE             190861.00
LTX-Credence Corp Com            COM        502403108     1133    376551.00   SH            SOLE             376376.00
Lincare Holdings Inc.            COM        532791100      486     10825.00   SH            SOLE              10825.00
Livewire Mobile Inc Com          COM        53837p201      320     80284.50   SH            SOLE              80250.50
Louisiana-Pacific Corp.          COM        546347105      418     46205.00   SH            SOLE              46205.00
Lubrizol Corp.                   COM        549271104      504      5490.00   SH            SOLE               5490.00
MB Financial Bank                COM        55264u108      332     14730.00   SH            SOLE              14730.00
Madden Steven Ltd                COM        556269108     4166     85375.00   SH            SOLE              85325.00
Magnetek Inc.                    COM        559424106      259    154031.00   SH            SOLE             153931.00
Manitex Intl Inc Com             COM        563420108      207     86430.00   SH            SOLE              86430.00
Manitowoc Inc.                   COM        563571108      364     28015.00   SH            SOLE              28015.00
Material Sciences Corp           COM        576674105      446    216363.00   SH            SOLE             216263.00
Maxwell Technologies Inc         COM        577767106     1192     96225.00   SH            SOLE              96160.00
Mckesson                         COM        58155Q103      911     13862.00   SH            SOLE              13862.00
Measurement Specialties Inc      COM        583421102     1232     83765.00   SH            SOLE              83715.00
Mens Wearhouse Inc.              COM        587118100      324     13515.00   SH            SOLE              13515.00
Mentor Graphics Corp             COM        587200106     1901    236990.00   SH            SOLE             236840.00
Merck                            COM        58933y105      288      7724.00   SH            SOLE               7724.00
Mercury Computer Systems         COM        589378108     4036    294160.00   SH            SOLE             293970.00
Metalico Inc                     COM        591176102     2096    349948.00   SH            SOLE             349713.00
Mocon Inc                        COM        607494101      296     27045.00   SH            SOLE              27045.00
Moduslink Global Solut Com       COM        60786L107     1477    175160.00   SH            SOLE             175051.00
Motorola                         COM        620076109       90     12885.00   SH            SOLE              12885.00
NCR Corporation                  COM        62886e108      587     42520.00   SH            SOLE              42520.00
Nautilus Inc                     COM        63910B102      893    295742.00   SH            SOLE             295602.00
NetSuite Inc.                    COM        64118q107     1365     93890.00   SH            SOLE              93820.00
Newalliance Bancshares Inc       COM        650203102     1960    155287.00   SH            SOLE             155202.00
Newpark Res Inc                  COM        651718504     2658    506313.00   SH            SOLE             506013.00
Northwestern Corp Com New        COM        668074305      350     13058.00   SH            SOLE              13058.00
Novavax Corp                     COM        670002104     2028    877856.00   SH            SOLE             877471.00
Olin Corp                        COM        680665205      395     20150.00   SH            SOLE              20150.00
Pegasystems Inc                  COM        705573103     6217    168023.00   SH            SOLE             167938.00
Pepsico                          COM        713448108      358      5405.00   SH            SOLE               5405.00
Perficient Inc Com               COM        71375U101     2054    182225.00   SH            SOLE             182110.00
PetMed Express Inc.              COM        716382106      357     16110.00   SH            SOLE              16110.00
Petrohawk Energy Corp            COM        716495106     1286     63429.00   SH            SOLE              63394.00
Pfizer                           COM        717081103      274     15963.00   SH            SOLE              15963.00
Plato Learning Inc               COM        72764Y100     1359    244457.00   SH            SOLE             244302.00
Pma Cap Corp                     COM        693419202     2302    374937.00   SH            SOLE             374697.00
Polyone Corp                     COM        73179P106      871     85010.00   SH            SOLE              85010.00
Prestige Brand Holdings Inc.     COM        74112d101     2098    233075.00   SH            SOLE             232950.00
Progessive Corp Ohio             COM        743315103      271     14175.00   SH            SOLE              14175.00
Progress Software Corp           COM        743312100     5892    187465.00   SH            SOLE             187360.00
Pros Holdings Inc.               COM        74346y103      118     11980.00   SH            SOLE              11980.00
Reddy Ice Holdings               COM        75734r105      693    150005.00   SH            SOLE             150005.00
Rti International Metals Inc.    COM        74973w107     3515    115880.00   SH            SOLE             115825.00
Russell Value Index              COM        464287630      298      4665.00   SH            SOLE               4665.00
Shaw Group Inc.                  COM        820280105     4905    142494.00   SH            SOLE             142424.00
Shoe Carnival Inc                COM        824889109     2341    102394.00   SH            SOLE             102334.00
Silgan Holdings Inc.             COM        827048109      600      9965.00   SH            SOLE               9965.00
Sonus Networks Inc               COM        835916107     1764    670891.00   SH            SOLE             670496.00
Southwest Bancorp Okla Com       COM        844767103      691     83595.00   SH            SOLE              83540.00
St. Mary Land & Exploration Co   COM        792228108      525     15095.00   SH            SOLE              15095.00
Stancorp Finl Group Inc          COM        852891100     2261     47476.00   SH            SOLE              47451.00
Steel Dynamics Inc.              COM        858119100      397     22750.00   SH            SOLE              22750.00
Strategic Diagnostics Inc.       COM        862700101      678    356755.00   SH            SOLE             356555.00
Sunopta Inc                      COM        8676EP108     2729    657567.00   SH            SOLE             657177.00
Sycamore Networks Inc            COM        871206405     1053     52373.00   SH            SOLE              52339.00
Synta Pharmaceuticals Corp       COM        87162t206      220     50980.00   SH            SOLE              50980.00
Sypris Solutions Inc             COM        871655106     1146    344223.00   SH            SOLE             344008.00
TTM Technologies                 COM        87305r109      677     76190.00   SH            SOLE              76190.00
Tempur-Pedic Intl Inc            COM        88023U101     6140    203585.00   SH            SOLE             203470.00
Terex                            COM        880779103     2854    125675.00   SH            SOLE             125620.00
The Bank Of New York Mellon      COM        064058100      213      6890.00   SH            SOLE               6890.00
The Scotts Miracle Gro Company   COM        810186106      812     17520.00   SH            SOLE              17520.00
TriCo Bancshares                 COM        896095106     1529     76855.00   SH            SOLE              76805.00
Tutor Perini Corp.               COM        901109108      371     17050.00   SH            SOLE              17050.00
U S Physical Therapy Inc         COM        90337L108     3885    223289.00   SH            SOLE             223159.00
Universal Fst Prods Inc          COM        913543104     1198     31089.00   SH            SOLE              31069.00
Varian Semiconductor Equip Ass   COM        922207105     8317    251124.00   SH            SOLE             250994.00
Vicor Corp                       COM        925815102     2512    181902.00   SH            SOLE             181792.00
Vivus Inc                        COM        928551100     2119    242702.00   SH            SOLE             242547.00
Volcano Corp.                    COM        928645100     2767    114525.00   SH            SOLE             114460.00
Watts Water Technologies, Inc.   COM        942749102     2399     77238.00   SH            SOLE              77188.00
Wausau Paper Corp                COM        943315101     2775    324907.00   SH            SOLE             324737.00
Western Digital                  COM        958102105      263      6740.00   SH            SOLE               6740.00
Whitney Holding Corporation Co   COM        966612103     1279     92719.00   SH            SOLE              92659.00
Whole Foods Market               COM        966837106     4468    123600.00   SH            SOLE             123535.00
Williams Control Inc             COM        969465608      617     75950.00   SH            SOLE              75950.00
Xerox Corp                       COM        984121103      111     11364.00   SH            SOLE              11364.00
Zoran Corp Com                   COM        98975F101     1854    172296.00   SH            SOLE             172181.00